Debt and Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule Of Debt and Capital Lease Obligations

Debt and capital lease obligations consists of the following (in thousands):

	September 29, 2012	December 31, 2011
Amended Senior Secured Credit Facility:
Revolving Credit Facility	$38,000	$—
$452.7 million New Term Loans, net of unamortized original issue discount of $7.7 million	445,062	—
$386.5 million Extended Term Loans, net of unamortized original issue discount of $1.6 million	384,868	—
Original Senior Secured Credit Facility:
Original Revolving Credit Facility	—	51,000
Original Term Loans, net of unamortized original issue discount of $4.4 million	—	838,591
8.75% second priority senior secured notes	230,000	—
10.875% senior unsecured notes, including unamortized original issue premium of $2.5 million and $3.3 million, respectively	467,541	678,282
7.75% senior unsecured notes	300,000	300,000
9.75% senior subordinated notes	300,000	300,000
Capital lease obligations and other	6	38

Total debt and capital lease obligations	2,165,477	2,167,911
Current maturities	(8,614)	(8,820)

Long-term debt and capital lease obligations	$2,156,863	$2,159,091

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2011	December 31, 2010
Senior Secured Credit Facility:
$100 million revolving credit facility	$51,000	$—
Term loan, net of unamortized original issue discount ($4.4 million and $6.0 million at December 31, 2011 and 2010, respectively)	838,591	845,792
10.875% Senior Notes, including unamortized original issue premium ($3.3 million and $4.2 million at December 31, 2011 and 2010, respectively)	678,282	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	38	81

Total debt and capital lease obligations	2,167,911	1,825,112
Current maturities	(8,820)	(8,821)

Long-term debt and capital lease obligations	$2,159,091	$1,816,291

Aggregate Amounts of Annual Principal Maturities of Long-term Debt and Capital Leases

At December 31, 2011, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2012	$8,782
2013	8,782
2014	1,551,465
2015	—
2016	—
Thereafter	600,000

$2,169,029